Derivative Instruments and Hedging Activities (Gains or Losses Recognized in AOCI for the Cash Flow Hedges) (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Forward Contract Power [Member]	Jun. 30, 2011 Forward Contract Power [Member]	Jun. 30, 2012 Forward Contract Power [Member]	Jun. 30, 2011 Forward Contract Power [Member]	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2011 Interest Rate Swap [Member]	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2011 Interest Rate Swap [Member]	Jun. 30, 2012 Interest Expense [Member] Forward Contract Power [Member]	Jun. 30, 2011 Interest Expense [Member] Forward Contract Power [Member]	Jun. 30, 2012 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Interest Expense [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Revenues [Member] Forward Contract Power [Member]	Jun. 30, 2011 Revenues [Member] Forward Contract Power [Member]	Jun. 30, 2012 Revenues [Member] Forward Contract Power [Member]	Jun. 30, 2011 Revenues [Member] Forward Contract Power [Member]	Jun. 30, 2012 Revenues [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Revenues [Member] Interest Rate Swap [Member]	Jun. 30, 2012 Purchased Power [Member] Forward Contract Power [Member]	Jun. 30, 2011 Purchased Power [Member] Forward Contract Power [Member]	Jun. 30, 2011 Purchased Power [Member] Forward Contract Power [Member]	Jun. 30, 2012 Purchased Power [Member] Interest Rate Swap [Member]	Jun. 30, 2011 Purchased Power [Member] Interest Rate Swap [Member]
Beginning accumulated derivative gain / (loss) in AOCI	$ (7.1)	$ (0.5)	$ (2.3)	$ (1.6)	$ 0.3	$ (1.8)	$ 8.5	$ 22.4	$ (0.8)	$ 21.4
Net gains / (losses) associated with current period hedging transactions			(0.2)	(0.5)	(1.6)	(0.9)	(13.2)	(10.8)	(4.2)	(9.2)
Net gains reclassified to earnings														0.7	0.3	0.1		0.3	(1.1)	0.5			0.1	0.3	0.7
Ending accumulated derivative gain / (loss) in AOCI	(7.1)	(0.5)	(2.4)	(1.5)	(2.4)	(1.5)	(4.7)	12.3	(4.7)	12.3
Net gains / (losses) associated with the ineffective portion of the hedging transaction													2.3	(1.3)	1.2	(1.3)
Portion expected to be reclassified to earnings in the next twelve months			$ (1.1)		$ (1.1)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)			30 months		30 months		14 months		14 months